Equity	6 Months Ended
Jan. 31, 2026
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY

Ordinary shares

As of July 31, 2025, the Company had a total of 1,313,373 ordinary shares issued and outstanding.

On October 8, 2025, issued and sold 9,000,000 ordinary shares at a price of US$3.26 and warrants to purchase up to 9,000,000 ordinary shares to certain “non-U.S. Persons” for gross proceeds of $29.34 million. The Company recorded net proceeds of $29,319,450. The difference of $29,310,450 between the par value of ordinary shares and the gross proceeds were recorded as additional paid-in capital.

As of January 31 2026, the Company had a total of 10,313,373 ordinary shares issued and outstanding.

Additional paid-in capital

As of July 31, 2025, the Company had additional paid-in capital of $45,095,981.

As mentioned in Note 14 – Equity - ordinary shares, for the six months ended January 31, 2026 the Company had an increase in additional paid-in capital of $29,310,450 in for issue of ordinary shares and warrants.

As of January 31, 2026, the Company had additional paid-in capital of $74,406,431.

Under the laws of the British Virgin Islands, the Company may pay dividends or make other distributions only if the directors of the Company are satisfied, on reasonable grounds, that the Company will, immediately after the distribution, satisfy the “solvency test” (as defined in section 56(a) the BVI Act). Section 56(a) of the BVI Act states that a company satisfies the solvency test if “(i) the value of the company’s assets exceeds its liabilities; and (ii) the company is able to pay its debts as they fall due.